UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2013 (Unaudited)

DWS LifeCompass 2040 Fund
	Shares	Value ($)
Equity - Equity Funds 83.7%
DWS Capital Growth Fund "Institutional" (a)	55,336	3,692,585
DWS Core Equity Fund "Institutional" (a)	192,081	4,112,461
DWS Diversified International Equity Fund "Institutional" (a)	123,518	907,860
DWS EAFE Equity Index Fund "Institutional" (a)	323,603	4,232,733
DWS Emerging Markets Equity Fund "Institutional" (a)	97,801	1,561,885
DWS Equity 500 Index Fund "Institutional" (a)	42,631	7,888,408
DWS Equity Dividend Fund "Institutional" (a)	26,752	1,046,797
DWS Global Growth Fund "Institutional" (a)	11,390	292,613
DWS International Fund "Institutional" (a)	14,944	676,202
DWS Large Cap Value Fund "Institutional" (a)	65,101	1,371,671
DWS Small Cap Core Fund "S" (a)	92,545	2,116,499
DWS Technology Fund "Institutional"* (a)	26,104	432,027
DWS World Dividend Fund "Institutional" (a)	56,377	1,484,972

Total Equity - Equity Funds (Cost $23,426,511)		29,816,713
Equity - Exchange-Traded Funds 3.0%
SPDR Barclays Capital Convertible Securities Fund	16,434	719,809
Vanguard FTSE All World ex-U.S. Small-Cap Fund	3,667	346,018

Total Equity - Exchange-Traded Funds (Cost $933,092)		1,065,827
Fixed Income - Bond Funds 11.8%
DWS Core Fixed Income Fund "Institutional" (a)	126,646	1,256,330
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	112,207	351,209
DWS Enhanced Global Bond Fund "S" (a)	67,405	680,787
DWS Global Inflation Fund "Institutional" (a)	31,880	332,832
DWS High Income Fund "Institutional" (a)	69,919	350,295
DWS U.S. Bond Index Fund "Institutional" (a)	117,676	1,250,898

Total Fixed Income - Bond Funds (Cost $4,313,101)		4,222,351
Market Neutral Fund 1.0%
DWS Disciplined Market Neutral Fund "Institutional"* (a) (Cost $343,652)	35,955	355,231
Fixed Income - Money Market Fund 1.5%
Central Cash Management Fund, 0.07% (a) (b) (Cost $522,529)	522,529	522,529

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $29,538,885) †	101.0	35,982,651
Other Assets and Liabilities, Net	(1.0)	(356,776)

Net Assets	100.0	35,625,875

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $29,853,253.  At May 31, 2013, net unrealized appreciation for all securities based on tax cost was $6,129,398.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,555,544 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $426,146.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.

A summary of the Fund’s transactions with affiliated funds during the period ended May 31, 2013 is as follows:

Affiliate	Value ($) at 8/31/2012	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions	Value ($) at 5/31/2013
DWS Capital Growth Fund	3,571,780	177,282	430,000	28,507	42,282	—	3,692,585
DWS Core Equity Fund	3,649,106	89,661	350,000	13,616	59,661	—	4,112,461
DWS Diversified International Equity Fund	2,318,451	54,446	1,705,000	123,235	54,445	—	907,860
DWS EAFE Equity Index Fund	2,170,081	2,931,809	1,305,000	3,776	131,809	—	4,232,733
DWS Emerging Markets Equity Fund	1,628,991	333,667	495,000	(37,994)	28,668	—	1,561,885
DWS Equity 500 Index Fund	7,614,920	3,409,474	4,450,000	264,497	154,474	—	7,888,408
DWS Equity Dividend Fund	3,009,328	47,289	2,170,000	380,907	47,289	—	1,046,797
DWS Global Growth Fund	694,120	5,411	480,000	25,781	5,411	—	292,613
DWS Global Small Cap Growth Fund	378,252	34,859	437,691	69,374	421	14,438	—
DWS International Fund	894,048	85,093	395,000	1,409	30,093	—	676,202
DWS Large Cap Value Fund	943,049	617,157	330,000	39,340	17,157	—	1,371,671
DWS Mid Cap Value Fund	374,185	—	383,174	41,083	—	—	—
DWS RREEF Global Real Estate Securities Fund	—	15,000	15,329	329	—	—	—
DWS RREEF Real Estate Securities Fund	401,416	1,702	392,045	137,692	1,702	—	—
DWS Small Cap Core Fund	408,418	1,558,728	195,000	8,492	13,728	—	2,116,499
DWS Small Cap Growth Fund	933,108	—	959,952	210,884	—	—	—
DWS Small Cap Value Fund	1,200,907	13,501	1,269,927	161,063	6,074	7,427	—
DWS Technology Fund	954,909	—	505,000	131,571	—	—	432,027
DWS World Dividend Fund	375,996	981,360	—	—	21,360	—	1,484,972
DWS Core Fixed Income Fund	485,552	1,357,144	565,000	(1,637)	22,328	—	1,256,330
DWS Enhanced Commodity Strategy Fund	388,026	118,676	115,000	(29,601)	8,676	—	351,209
DWS Enhanced Emerging Markets Fixed Income Fund	195,798	6,826	209,573	19,780	1,826	—	—
DWS Enhanced Global Bond Fund	572,022	1,002,815	880,000	(2,652)	12,335	15,480	680,787
DWS Global Inflation Fund	—	482,654	120,000	(4,182)	961	6,693	332,832
DWS High Income Fund	390,864	269,074	320,000	5,632	18,274	800	350,295
DWS U.S. Bond Index Fund	825,998	1,058,363	580,000	(8,992)	23,021	20,354	1,250,898
DWS Disciplined Market Neutral Fund	578,434	70,000	305,000	2,611	—	—	355,231
Central Cash Management Fund	798,059	9,307,857	9,583,387	—	515	—	522,529
	35,755,818	24,029,848	28,946,078	1,584,521	702,510	65,192	34,916,824

(b)	The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East
FTSE: Financial Times and the London Stock Exchange
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$29,816,713	$—	$—	$29,816,713
Exchange-Traded Funds	1,065,827	—	—	1,065,827
Bond Funds	4,222,351	—	—	4,222,351
Market Neutral Fund	355,231			355,231
Money Market Funds	522,529	—	—	522,529
Total	$35,982,651	$—	$—	$35,982,651

There have been no transfers between fair value measurements levels during the period ended May 31, 2013.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2040 Fund, a series of DWS Target Date Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 19, 2013